Share-Based Compensation And Awards (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value	$ 2.07	$ 2.11
Employee Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term	10 years
Share based payment arrangement maximum employee subscription rate	5.00%
Share based payment arrangement employee matching contribution, percent of match	25.00%
Stock-based compensation	$ 6	$ 7
Employee Share Purchase Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement employee matching contribution, percent of match	33.00%
Class B Non-Voting Shares [Member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Repurchase Program, Authorized Amount	62,000,000
Number of shares issued	39,229,679
Award vesting term	10 years
Class B Non-Voting Shares [Member] | Stock Options [Member] | Maturity, Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement employee matching contribution, percent of match	25.00%
Class B Non-Voting Shares [Member] | Stock Options [Member] | Maturity, Five Years [Member] [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement employee matching contribution, percent of match	20.00%
Class B Non-Voting Shares [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 7	3
Intrinsic value of liabilities from share-based payment transactions	7	3
Class B Non-Voting Shares [Member] | Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation		2
Liabilities from share-based payment transactions	24	24
Intrinsic value of liabilities from share-based payment transactions	20	20
Class B Non-Voting Shares [Member] | Restricted Stock Unit And Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation	$ 5	$ 3